Securitisations (Tables)	12 Months Ended
Dec. 31, 2019
37. Secutritisations
Transfers of financial assets that do not result in derecognition

The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2019				2018
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost
Credit cards, unsecured and other retail lending	3,516	3,678	(2,918)	(2,922)	4,242	4,334	(4,234)	(4,218)

Continuing involvement in financial assets that have been derecognised

The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[a]			Gain/(loss) from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2019
Commercial mortgage backed securities	189	188	189	1	4
2018
Commercial mortgage backed securities	135	135	135	2	3

Note

a Assets which represent the Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost.